Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations:

Merchants & Marine Bancorp, Inc. (the “Bancorp”) is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiary, Merchants & Marine Bank (the “Bank”). The Bancorp generates commercial, mortgage and consumer loans and receives deposits from customers located in Jackson and George Counties in Mississippi and Baldwin and DeKalb Counties in Alabama. The Bancorp operates under a state bank charter and provides full banking services. As a state bank, the Bancorp is subject to regulation by the Mississippi Department of Banking and Consumer Finance, the Federal Deposit Insurance Corporation, Securities Exchange Commission, and the Federal Reserve Bank.

The Bancorp is locally owned and strongly community oriented. The Bancorp’s goal is to offer all the products and services of the larger banks and multi-bank holding corporations, while maintaining the personalized, local service of a community bank.

Basis of Consolidation:

The consolidated financial statements include the accounts of Merchants & Marine Bancorp, Inc. and its wholly-owned subsidiary, Merchants & Marine Bank, after elimination of all material intercompany transactions and balances.

Use of Estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The determination of the allowance for loan losses is a material estimate that is particularly subject to significant change in the economic environment and market conditions. In connection with the determination of the estimated losses on loans, management obtains independent appraisals for significant collateral.

The Bancorp’s loans are generally secured by specific items of collateral including real property, consumer assets and business assets.

While management uses available information to recognize losses on loans, further reductions in the carrying amounts of loans may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the estimated losses on loans. Such agencies may require the Bancorp to recognize additional losses based on their judgments about information available to them at the time of their examination. Because of these factors, it is reasonably possible that the estimated losses on loans may change materially in the near term. However, the amount of the change that is reasonably possible cannot be estimated.

Cash and Cash Equivalents:

For the purpose of presentation in the Consolidated Statements of Cash Flows, cash and cash equivalents include cash on hand and amounts due from banks.

Securities:

Securities have been classified into one of three categories: trading, held-to-maturity or available-for-sale. Management determines the appropriate classification of debt and equity securities at the time of purchase and re-evaluates this classification periodically. Trading account securities are held for resale in anticipation of short-term market movements. Debt securities are classified as held-to-maturity when management has the positive intent and ability to hold the securities to maturity. Securities not classified as held-to-maturity or trading are classified as available-for-sale. The Bancorp had no trading securities during the three-year period ended December 31, 2011. Held-to-maturity securities are stated at amortized cost. Debt and equity securities available-for-sale are stated at fair value, with unrealized gains and losses, net of income taxes, reported as a separate component of stockholders’ equity until realized.

The amortized cost of debt securities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity over the estimated life of the security. Amortization, accretion and accrued interest are included in interest on investment securities. Realized gains and losses and declines in fair value judged to be other-than-temporary are included in net security gains (losses). Gains and losses on the sale of securities available-for-sale are determined using the specific identification method.

The Bancorp also holds non-marketable securities. These securities are restricted and do not have readily determinable fair values. These securities are carried at their acquisition cost and are accounted for by the cost method.

Loans:

Loans are stated at the amount of unpaid principal. Interest on commercial and real estate mortgage loans is accrued and credited to income based on the principal amount outstanding. Income on installment loans is credited to income based on a method that approximates the interest method. The accrual of interest on loans is discontinued once the loan reaches 90 days past due. Upon such discontinuance, all unpaid accrued interest is reversed and payments subsequently received are applied first to principal. Interest income is recorded after principal has been satisfied and as payments are received. Loans are returned to accrual status when all the principal and interest contractually due are brought current and future amounts are reasonably assured.

Loans (continued):

A loan is considered impaired when, based on current information and events, it is probable that the Bancorp will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. A valuation allowance is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Bancorp does not separately identify individual consumer and residential loans for impairment disclosures, unless such loans are the subject of a restructuring agreement.

Loan origination fees are recognized as income when received. Revenue from these fees is not material to the financial statements.

Allowance for Loan Losses:

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the remaining loan balance will go uncollected. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired. For loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors.

Non-Accrual Policy

It is the bank’s policy to cease the accrual of interest on any loan when principal or interest are in default for 90 days or more, unless the loan is well secured and in the process of collection.

Loan Collection Policy

All loans are considered past due one day beyond the payment due date. However, when a loan becomes fifteen days past due a late notice is mailed.

Loan Impairment Policy

Loans are considered to impaired using a number of factors including but not limited to, loans on the bank’s internal watch list, large loans classified, i.e., watch, substandard, doubtful, exposure size, non-accrual status, etc. A loan determined to be impaired is then measured for impairment using the guidelines set forth in ASC 310-40.

Property and Equipment, Net:

Property and equipment are stated at cost, less accumulated depreciation. The provision for depreciation is computed by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the term of the lease or the asset’s useful life.

Other Real Estate Owned:

Real estate properties acquired through or in lieu of loan foreclosure are initially recorded at the lower of cost or fair value less estimated selling costs at the date of foreclosure. Fair value is based primarily on independent appraisals and other relevant factors. Any write-downs based on the asset’s fair value at the date of acquisition are charged to the allowance for loan losses. After foreclosure, valuations are periodically performed by management and any subsequent write-downs are recorded as a charge to operations, if necessary, to reduce the carrying value of a property to the lower of its cost or fair value less cost to sell. Costs of significant property improvements are capitalized, whereas costs relating to holding property are expensed and included in non-interest expense. The portion of interest costs relating to development of real estate is capitalized.

Goodwill:

Goodwill represents costs in excess of the fair value of net assets acquired in connection with purchase business combinations. The Bancorp tests its goodwill for impairment annually. If indicators of impairment were present in goodwill and undiscounted future cash flows were not expected to be sufficient to recover the asset’s carrying amount, an impairment loss would be charged to expense in the period identified. No impairment charges were recognized during the three years ended December 31, 2011.

Income Taxes:

Provisions for income taxes are based on taxes payable or refundable for the current year (after exclusion of non-taxable income such as interest on state and municipal securities) and deferred taxes on temporary differences between the amount of taxable and pretax financial income and between the tax basis of assets and liabilities and their reported amounts in the financial statements. Deferred taxes on temporary differences are calculated at the currently enacted tax rates applicable to the period in which the deferred tax assets, liabilities, income or expense are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Comprehensive Income:

Comprehensive income includes net income and other comprehensive income which, in the case of the Bancorp, includes unrealized gains and losses on securities available-for-sale and the gains or losses and prior service cost or credits that arise during the period related to the Bancorp’s defined benefit pension plan but are not recognized as components of net periodic benefit cost. All items of comprehensive income are stated net of tax.

Fair Value Measurements:

The Bancorp records fair value measurements using a specified hierarchy of valuation techniques based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources (observable inputs). The following summarizes the fair value hierarchy:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical securities.

•

Level 2 inputs include quoted prices for similar securities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the investments. Such inputs include market interest rates, volatilities and yield curves.

•

Level 3 inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement including the reporting entity’s own assumptions in determining the fair value of the investment.

Fair Value Measurements (continued):

The Bancorp uses observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within the fair value measurement is categorized based on the lowest level input that is significant to the fair value measurements. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.